Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Convertible Promissory Notes

CONVERTIBLE PROMISSORY NOTES

Pursuant to a term sheet offering of $2,000,000, the Company during the year ended December 31, 2015 issued convertible promissory notes to various accredited investors amounting to $1,368,978 in face value. These notes have a maturity date of 24 months and carry annual interest rate of 11%. The note holders have the right until any time until the note is fully paid, to convert any outstanding and unpaid principal portion of the note, and accrued interest, into fully paid and non-assessable shares of Common Stock. The note has a conversion price initially set at $1.78. Upon any future financings completed by the Company, the conversion price will reset to 75% of the future financing pricing. These notes do not contain prepayment penalties upon redemption.  These notes are secured by all of the present and after acquired property of the Company.  However, the Company can force conversion of these notes, if during the term of the agreement, the Company completes a public listing and the Common Share price exceeds the conversion price for at least 20 consecutive trading days. At the closing of the Notes, the Company issued cash (7%) and warrants (7% of the number of Common Shares into which the Notes may be converted) to a broker. The broker received 3% in cash and warrants for those investors introduced by the Company.  The warrants have a term of 24 months and a similar reset provision based on future financings.

Pursuant to the conversion provisions, in August 2016, the Company converted the promissory notes, in the aggregate face value of $1,368,978, into 912,652 shares of common shares as detailed below. The fair value of the common shares was $2,907,912 and $1,538,934 was allocated to the related derivative liabilities (see note 7) and the balance to the carrying value of the notes.

Accreted value of convertible promissory notes as of December 31, 2015	$ 783,778
Accretion expense	585,200
Conversion of the notes transferred to equity	(1,368,978)
Face value of convertible promissory notes as of September 30, 2016	$ -

During the nine months ended September 2016, Biotricity commenced a bridge offering of up to an aggregate of $2,500,000 of convertible promissory notes and issued to various investors note in the aggregate face value of amounting to $1,655,000. These notes have a maturity date of 12 months and carry an annual interest rate of 10%. The Bridge Notes principal is paid in cash and all outstanding accrued interest is converted into common stock based on the average of the lowest 3 trading days volume weighted average price (“VWAP”) over the last 10 trading days plus an embedded warrant at maturity. All of the outstanding principal and accrued interest shall convert (“Forced Conversion”) into units/securities upon the consummation of a qualified financing, based upon the lesser of: (i) $1.65 per units/securities and (ii) the quotient obtained by dividing (x) the balance on the Forced Conversion date multiplied by 1.20 by (y) the actual price per unit/security in the qualified financing.

Upon the maturity date of the notes, the Company will also issue warrants exercisable into a number of shares of the Company securities equal to (i) in the case of a Qualified Financing, the number of shares issued upon conversion of the Note and (ii) in all other cases, the number of shares of the Company's common stock equal to the quotient obtained by dividing the outstanding balance by 2.00.

In connection with the bridge offering, the Company incurred a brokerage commission expense of $130,800.

During the nine months ended September 30, 2016:

Face value of convertible promissory notes issued	$ 1,655,000
Discount recognized at issuance due to embedded derivatives	$ (882,945)
Financing costs	$ (130,800)
Accretion expense	$ 82,455
Accreted value of convertible promissory notes as of September 30, 2016	$ 723,710

The embedded conversion features and reset feature in the notes and broker warrants have been accounted for as a derivative liability based on FASB guidance (refer Note 7).

CONVERTIBLE PROMISSORY NOTES

Pursuant to a term sheet offering of $2,000,000, the Company during the year ended December 31, 2015 issued convertible promissory notes to various accredited investors amounting to $1,368,978. These notes have a maturity date of 24 months and carry annual interest rate of 11%. The note holders have the right until any time until the note is fully paid, to convert any outstanding and unpaid principal portion of the note, and accrued interest, into fully paid and non-assessable shares of Common Stock. The note has a conversion price initially set at $1.78. Upon any future financings completed by the Company, the conversion price will reset to 75% of the future financing pricing. These notes do not contain prepayment penalties upon redemption.  These debentures are secured by all of the present and after acquired property of the Company.    However, the Company can force conversion of these notes, if during the term of the agreement, the Company completes a public listing and the Common Share price exceeds the conversion price for at least 20 consecutive trading days. At the closing of the Notes, the Company issued cash (7%) and warrants (7% of the number of Common Shares into which the Notes may be converted) to a brokers. The brokers receive 3% in cash and warrants for those investors in the Presidents List.  The warrants have a term of 24 months and a similar reset provision based on future financings.

The embedded conversion features and reset feature in the notes and broker warrants have been accounted for as a derivative liability based on FASB guidance (refer Note 8).

The details of the outstanding convertible promissory notes are as follows:

$
Face value of convertible promissory notes issued during the year	1,368,978
Discount recognised at issuance due to embedded derivatives	(479,479)
Cash issuance costs	(79,829)
Fair value of broker warrants at issuance	(85,767)
Accretion expense for the year	59,875
Accreted value of convertible promissory notes as at December 31, 2015	783,778

v

The Company incurred $79,829 in cash as issuance costs and issued 51,664 (43,161 Pre-Exchange Agreement) broker warrants.  The cash issuance costs and fair value of these warrants at issuance have been adjusted against the liability and accreted over the term of these notes using an effective interest rate ranging from 20.5% to 30.5%.

As explained in detail in Note 9, all outstanding convertible promissory notes were exchanged/adjusted pursuant to Share Exchange Agreement dated February 2, 2016.